Accrued Expenses and Other Liabilities - Schedule of Product Warranty Activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Payables And Accruals [Abstract]
Beginning Balance	¥ 22,420	¥ 22,463
Provided during the year	76,845	88,375
Utilized during the year	(70,469)	(88,418)
Ending Balance	¥ 28,796	¥ 22,420